EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Earnings Per Share	EARNINGS PER SHARE
Basic earnings per share amounts are calculated by dividing the net income/(loss) by the weighted average number of ordinary shares outstanding during that period.
Diluted earnings per share amounts are calculated by dividing the net income/(loss) by the weighted average number of shares outstanding during the period, plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares. If in the period there was a loss then any potential ordinary shares have been excluded from the calculation of diluted loss per share, because the effects were anti-dilutive.

The following reflects the net income/(loss) and share data used in the earnings per share calculation.

(in thousands of $, except share data)	Six months ended
	June 30,
	2021	2020
Net income/(loss)	59,969	(21,534)

Weighted average number of ordinary shares	53,487,062	54,110,584
Share options	156,000	—
Weighted average number of ordinary shares, adjusted for dilution	53,643,062	54,110,584

Net income/(loss) per share:
Basic and diluted	1.12	(0.40)